Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share ("Common Stock")
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	134.07
Maximum Aggregate Offering Price	$ 469,245,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,802.73
Offering Note	Amount Registered represents Common Stock issuable under the Cirrus Logic, Inc. Amended and Restated 2018 Long Term Incentive Plan, (the "Plan"). In addition, in accordance with Rule 416 under the Securities Act of 1933 (as amended, the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. Maximum Offering Price estimated solely for purposes of calculating the registration fee pursuant to Rules 457 (c) and (h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price for shares reserved for future issuance under the Plan are based on the average of the high and the low price of Registrant's Common Stock as reported by the Nasdaq Global Select Market on July 29, 2026.